Cover	Jul. 06, 2023
Cover [Abstract]
Entity Registrant Name	ENDRA Life Sciences Inc.
Entity Central Index Key	0001681682
Document Type	DEFA14A
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jul. 06, 2023
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity File Number	001-37969
Entity Tax Identification Number	26-0579295
Entity Address Address Line 1	3600 Green Court
Entity Address Address Line 2	Suite 350
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48105
City Area Code	734
Local Phone Number	335-0468
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	NDRA
Security Exchange Name	NASDAQ